Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment
	September 30, 2021	December 31, 2020
Machinery and equipment	$677	$649
Automobiles	50	50
Leasehold improvements	111	146
Computer and equipment	66	36
Furniture and fixtures	—	68
Software	3	3
Total property, and equipment	907	952
Less: accumulated depreciation and amortization	(475)	(495)
Total property and equipment, net	$432	$457

	December 31,
	2020	2019
Machinery and equipment	$649	$573
Automobiles	50	50
Leasehold improvements	146	146
Computer and equipment	36	33
Furniture and fixtures	68	68
Total property, and equipment	949	870
Less: accumulated depreciation and amortization	(492)	(309)
Total property, and equipment, net	$457	$561